Revenue by Service and Geographical Location - Schedule of Revenue by Type of Service (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Service Fees [Line Items]
Total revenue	$ 303.2	$ 299.2	$ 257.6
Storage and Throughput Fees [Member]
Service Fees [Line Items]
Total revenue	273.8	263.6	232.1
Excess Throughput and Ancillary Services [Member]
Service Fees [Line Items]
Total revenue	$ 29.4	$ 35.6	$ 25.5